Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Fair value of financial instruments

Note 21—Fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to the Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments, principally loans and interest-bearing deposits with banks. As a result, fair value determinations require significant subjective judgments regarding future cash flows. Other judgments would result in different fair values. Among the assumptions we used are discount rates ranging principally from 0.01% to 4.17% at Dec. 31, 2011, and 0.12% to 6.46% at Dec. 31, 2010. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

Note 22, “Fair value measurement” presents assets and liabilities measured at fair value by the three level valuation hierarchy established under ASC 820. Note 23, “Fair value option” presents the instruments for which fair value accounting was elected and the corresponding income statement impact of those instruments. A summary of the practices used for determining fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks, and federal funds sold and securities purchased under resale agreements

The fair value of interest-bearing deposits with the Federal Reserve and other central banks and federal funds sold and securities purchased under resale agreements is assumed to equal carrying value due to their short maturity.

Interest-bearing deposits with banks

The fair value of interest-bearing deposits with banks is based on discounted cash flows.

Securities, trading activities, and hedging derivatives

The fair value of securities and trading assets and liabilities is based on quoted market prices, dealer quotes, or pricing models. Fair value amounts for hedging derivatives, such as options, futures and forward rate contracts, commitments to purchase and sell foreign exchange, and foreign currency swaps, are similarly determined. The fair value of OTC interest rate swaps is the discounted value of projected future cash flows, adjusted for other factors including, but not limited to and if applicable, optionality and implied volatilities, as well as counterparty credit.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analyses, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. To determine the fair value of other types of loans, BNY Mellon uses discounted cash flows using current market rates.

Other financial assets

Other financial assets primarily include cash and due from banks, and corporate/bank-owned life insurance. The fair value of cash and due from banks is assumed to equal carrying value due to their short-term nature. The fair value of corporate/bank-owned life insurance is based on the insurance contract cash surrender value.

Deposits, federal funds purchased and securities sold under repurchase agreements, borrowings and long-term debt

The fair value of noninterest-bearing deposits, federal funds purchased and securities sold under repurchase agreements, and payables to customers and broker-dealers is assumed to be their carrying amount. The fair value of interest-bearing deposits, borrowings, and long-term debt is based upon current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues.

Summary of financial instruments
	Dec. 31, 2011		Dec. 31, 2010
(in millions)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$90,243	$90,243	$18,549	$18,549
Interest-bearing deposits with banks	36,321	36,382	50,200	50,253
Federal funds sold and securities purchased under resale agreements	4,510	4,510	5,169	5,169
Securities	84,665	84,802	68,950	68,504
Trading assets	7,861	7,861	6,276	6,276
Loans	40,976	41,186	34,163	34,241
Hedging derivatives:
Interest rate contracts	965	965	834	834
Foreign exchange contracts	635	635	2	2
Total hedging derivatives	1,600	1,600	836	836
Other financial assets	9,004	9,004	8,283	8,283
Total financial assets	275,180	275,588	192,426	192,111
Assets of discontinued operations	-	-	278	278
Assets of consolidated investment management funds – primarily trading	11,347	11,347	14,766	14,766
Non-financial assets	38,739		39,789
Total assets	$325,266		$247,259
Liabilities:
Noninterest-bearing deposits	$95,335	$95,335	$38,703	$38,703
Interest-bearing deposits	123,759	123,760	106,636	107,417
Federal funds purchased and securities sold under repurchase agreements	6,267	6,267	5,602	5,602
Trading liabilities	8,071	8,071	6,911	6,911
Payables to customers and broker-dealers	12,671	12,671	9,962	9,962
Borrowings	2,376	2,376	2,997	2,997
Long-term debt	19,933	20,459	16,517	17,120
Hedging derivatives:
Interest rate contracts	298	298	44	44
Foreign exchange contracts	21	21	116	116
Total hedging derivatives	319	319	160	160
Total financial liabilities	268,731	269,258	187,488	188,872
Liabilities of consolidated investment management funds – primarily trading	10,085	10,085	13,563	13,563
Non-financial liabilities	12,249		13,051
Total liabilities	$291,065		$214,102

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the estimated fair value (unrealized gain (loss)) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)
At Dec. 31, 2010:
Interest-bearing deposits with banks	$6,763	$6,763	$-	$-
Securities available-for-sale	2,170	2,168	51	(3)
Deposits	27	25	3	-
Long-term debt	12,540	11,774	780	(41)